Financial Instruments (Details 12) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	R$ 1,628,126	R$ 1,295,693	R$ 1,014,280
Stage 1 to Stage 2
Stage 1 to Stage 3
Stage 2 to Stage 3
Stage 2 to Stage 1
Stage 3 to Stage 2
Stage 3 to Stage 1
Changes in PDs, LGDs, EADs 1	1,700,492	1,133,711	788,054
Decrease due to write-offs	(1,047,255)	(902,878)	(563,036)
Increase due to recoveries	136,527	101,600	56,395
Net write-off 2	(910,728)	(801,278)	(506,641)
Balance of the year	2,417,890	1,628,126	1,295,693
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	585,815	411,369	301,970
Stage 1 to Stage 2	(11,370)	(7,115)	(4,674)
Stage 1 to Stage 3	(23,429)	(24,415)	(23,567)
Stage 2 to Stage 3
Stage 2 to Stage 1	30,072	5,751	3,528
Stage 3 to Stage 2
Stage 3 to Stage 1	9,384	3,515	1,197
Changes in PDs, LGDs, EADs 1	63,192	196,710	132,915
Decrease due to write-offs
Increase due to recoveries
Net write-off 2
Balance of the year	653,664	585,815	411,369
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	270,553	190,472	132,316
Stage 1 to Stage 2	11,370	7,115	4,674
Stage 1 to Stage 3
Stage 2 to Stage 3	(17,069)	(24,803)	(34,095)
Stage 2 to Stage 1	(30,072)	(5,751)	(3,528)
Stage 3 to Stage 2	2,745	1,768	3,600
Stage 3 to Stage 1
Changes in PDs, LGDs, EADs 1	316,448	101,752	87,505
Decrease due to write-offs
Increase due to recoveries
Net write-off 2
Balance of the year	553,975	270,553	190,472
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	771,758	693,852	579,994
Stage 1 to Stage 2
Stage 1 to Stage 3	23,429	24,415	23,567
Stage 2 to Stage 3	17,069	24,803	34,095
Stage 2 to Stage 1
Stage 3 to Stage 2	(2,745)	(1,768)	(3,600)
Stage 3 to Stage 1	(9,384)	(3,515)	(1,197)
Changes in PDs, LGDs, EADs 1	1,320,852	835,249	567,634
Decrease due to write-offs	(1,047,255)	(902,878)	(563,036)
Increase due to recoveries	136,527	101,600	56,395
Net write-off 2	(910,728)	(801,278)	(506,641)
Balance of the year	R$ 1,210,251	R$ 771,758	R$ 693,852